Note 3 - Other Comprehensive (Loss) Income - Components of Other Comprehensive (Loss) Income and Related Tax Effects (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Gross unrealized gains arising during the period, before tax	$ (94)	$ 33	$ (1,016)
Gross unrealized gains arising during the period, tax effect	(25)	12	(404)
Gross unrealized gains arising during the period, net of tax	(69)	21	(612)
Less reclassification of net losses included in net income, before tax	0	0	(10)
Less reclassification of net losses included in net income, tax effect	0	0	(4)
Less reclassification of net losses included in net income, net of tax	0	0	(6)
Net unrealized gains (losses) arising during the period, before tax	(94)	33	(1,006)
Net unrealized gains (losses) arising during the period, tax effect	(25)	12	(400)
Net unrealized gains (losses) arising during the period, net of tax	(69)	21	(606)
Reclassification of certain income tax effects from accumulated other comprehensive income, before tax	0	0	0
Reclassification of certain income tax effects from accumulated other comprehensive income, tax	0	(158)	0
Reclassification of certain income tax effects from accumulated other comprehensive loss	0	158	0
Other comprehensive income (loss), before tax	(94)	33	(1,006)
Other comprehensive income (loss), tax effect	(25)	170	(400)
Other comprehensive income (loss), net of tax	$ (69)	$ (137)	$ (606)